COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.10

Loan ID	Deal ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350111194			XXXX	Calculated DSCR	1.894	1.515
XXXX	4350111198			XXXX	Calculated DSCR	1.709	1.292